Expenses by Nature - Schedule of Summary of PPC’s Estimates of Timelines and Costs (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)
Employee-related costs [Member] | Moy Park [Member]
Costs incurred and expected to be incurred:
Costs incurred and expected to be incurred	$ 11,103
Costs incurred since earliest implementation date:
Costs incurred since earliest implementation date	11,103
Employee-related costs [Member] | Pilgrim’s Pride Ltd. [Member]
Costs incurred and expected to be incurred:
Costs incurred and expected to be incurred	21,814
Costs incurred since earliest implementation date:
Costs incurred since earliest implementation date	21,814
Employee-related costs [Member] | Pilgrim’s Food Masters [Member]
Costs incurred and expected to be incurred:
Costs incurred and expected to be incurred	37,145
Costs incurred since earliest implementation date:
Costs incurred since earliest implementation date	37,145
Employee-related costs [Member] | Pilgrims Europe Central [Member]
Costs incurred and expected to be incurred:
Costs incurred and expected to be incurred	43,236
Costs incurred since earliest implementation date:
Costs incurred since earliest implementation date	27,956
Employee-related costs [Member] | Total [Member]
Costs incurred and expected to be incurred:
Costs incurred and expected to be incurred	113,298
Costs incurred since earliest implementation date:
Costs incurred since earliest implementation date	98,018
Asset impairment costs [Member] | Moy Park [Member]
Costs incurred and expected to be incurred:
Costs incurred and expected to be incurred	3,481
Costs incurred since earliest implementation date:
Costs incurred since earliest implementation date	3,481
Asset impairment costs [Member] | Pilgrim’s Pride Ltd. [Member]
Costs incurred and expected to be incurred:
Costs incurred and expected to be incurred	15,938
Costs incurred since earliest implementation date:
Costs incurred since earliest implementation date	15,938
Asset impairment costs [Member] | Pilgrim’s Food Masters [Member]
Costs incurred and expected to be incurred:
Costs incurred and expected to be incurred	14,949
Costs incurred since earliest implementation date:
Costs incurred since earliest implementation date	14,949
Asset impairment costs [Member] | Pilgrims Europe Central [Member]
Costs incurred and expected to be incurred:
Costs incurred and expected to be incurred	1,824
Costs incurred since earliest implementation date:
Costs incurred since earliest implementation date	1,824
Asset impairment costs [Member] | Total [Member]
Costs incurred and expected to be incurred:
Costs incurred and expected to be incurred	36,192
Costs incurred since earliest implementation date:
Costs incurred since earliest implementation date	36,192
Contract termination costs [Member] | Moy Park [Member]
Costs incurred and expected to be incurred:
Costs incurred and expected to be incurred	248
Costs incurred since earliest implementation date:
Costs incurred since earliest implementation date	248
Contract termination costs [Member] | Pilgrim’s Pride Ltd. [Member]
Costs incurred and expected to be incurred:
Costs incurred and expected to be incurred	144
Costs incurred since earliest implementation date:
Costs incurred since earliest implementation date	144
Contract termination costs [Member] | Pilgrim’s Food Masters [Member]
Costs incurred and expected to be incurred:
Costs incurred and expected to be incurred	846
Costs incurred since earliest implementation date:
Costs incurred since earliest implementation date	846
Contract termination costs [Member] | Pilgrims Europe Central [Member]
Costs incurred and expected to be incurred:
Costs incurred and expected to be incurred	1,747
Costs incurred since earliest implementation date:
Costs incurred since earliest implementation date	1,747
Contract termination costs [Member] | Total [Member]
Costs incurred and expected to be incurred:
Costs incurred and expected to be incurred	2,985
Costs incurred since earliest implementation date:
Costs incurred since earliest implementation date	2,985
Other exit and disposal costs [Member] | Moy Park [Member]
Costs incurred and expected to be incurred:
Costs incurred and expected to be incurred	6,135	[1]
Costs incurred since earliest implementation date:
Costs incurred since earliest implementation date	6,135	[1]
Other exit and disposal costs [Member] | Pilgrim’s Pride Ltd. [Member]
Costs incurred and expected to be incurred:
Costs incurred and expected to be incurred	7,920	[1]
Costs incurred since earliest implementation date:
Costs incurred since earliest implementation date	7,920	[1]
Other exit and disposal costs [Member] | Pilgrim’s Food Masters [Member]
Costs incurred and expected to be incurred:
Costs incurred and expected to be incurred	16,265	[1]
Costs incurred since earliest implementation date:
Costs incurred since earliest implementation date	15,783	[1]
Other exit and disposal costs [Member] | Pilgrims Europe Central [Member]
Costs incurred and expected to be incurred:
Costs incurred and expected to be incurred	3,807	[1]
Costs incurred since earliest implementation date:
Costs incurred since earliest implementation date	1,166	[1]
Other exit and disposal costs [Member] | Total [Member]
Costs incurred and expected to be incurred:
Costs incurred and expected to be incurred	34,127	[1]
Costs incurred since earliest implementation date:
Costs incurred since earliest implementation date	31,004	[1]
Total exit and disposal costs [Member] | Moy Park [Member]
Costs incurred and expected to be incurred:
Costs incurred and expected to be incurred	20,967
Costs incurred since earliest implementation date:
Costs incurred since earliest implementation date	20,967
Total exit and disposal costs [Member] | Pilgrim’s Pride Ltd. [Member]
Costs incurred and expected to be incurred:
Costs incurred and expected to be incurred	45,816
Costs incurred since earliest implementation date:
Costs incurred since earliest implementation date	45,816
Total exit and disposal costs [Member] | Pilgrim’s Food Masters [Member]
Costs incurred and expected to be incurred:
Costs incurred and expected to be incurred	69,205
Costs incurred since earliest implementation date:
Costs incurred since earliest implementation date	68,723
Total exit and disposal costs [Member] | Pilgrims Europe Central [Member]
Costs incurred and expected to be incurred:
Costs incurred and expected to be incurred	50,614
Costs incurred since earliest implementation date:
Costs incurred since earliest implementation date	32,693
Total exit and disposal costs [Member] | Total [Member]
Costs incurred and expected to be incurred:
Costs incurred and expected to be incurred	186,602
Costs incurred since earliest implementation date:
Costs incurred since earliest implementation date	$ 168,199

[1]	Comprised of other costs directly related to the restructuring initiatives, including Moy Park flock depletion, the write-off of Pilgrim’s Pride Ltd. prepaid maintenance costs and Pilgrim’s Food Masters consulting fees.